LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Lease Assets and Lease Liabilities
As of December 31, 2024 and 2023, right-of-use assets and lease liabilities consisted of the following:

	Balance Sheet Location	December 31, 2024	December 31, 2023

		(in thousands)

Assets:
Operating lease right-of-use assets:
Real estate	Other noncurrent assets	$240,833	$301,123
Other	Other noncurrent assets	116	302
Total operating lease right-of-use-assets		$240,949	$301,425

Finance lease right-of-use assets:
Computer equipment	Property and equipment, net	$244	$—
Other equipment	Property and equipment, net	52,365	52,471
		52,609	52,471
Less accumulated depreciation:
Computer equipment	Property and equipment, net	(87)	—
Other equipment	Property and equipment, net	(39,021)	(38,495)
Total accumulated depreciation		(39,108)	(38,495)
Total finance lease right-of-use assets		13,501	13,976
Total right-of-use assets(1)		$254,450	$315,401

Liabilities:
Operating lease liabilities (current)	Accounts payable and accrued liabilities	$58,036	$64,371
Operating lease liabilities (noncurrent)	Other noncurrent liabilities	325,585	377,688
Finance lease liabilities (current)	Current portion of long-term debt	5,953	9,416
Finance lease liabilities (noncurrent)	Long-term debt	4,968	6,210
Total lease liabilities		$394,542	$457,685

(1) As of December 31, 2024 and 2023, approximately 74% and 76%, respectively, of our right-of-use assets were located in the United States.

Schedule of Maturities of Operating Lease Liabilities	As of December 31, 2024, maturities of lease liabilities were as follows:

	Operating Leases	Finance Leases

	(in thousands)

Year ending December 31,
2025	$71,270	$6,249
2026	68,653	2,402
2027	59,477	1,958
2028	52,050	853
2029	39,842	—
2030 and thereafter	155,554	—
Total lease payments	446,846	11,462
Imputed interest	(63,225)	(541)
Total lease liabilities	$383,621	$10,921

Schedule of Maturities of Finance Lease Liabilities	As of December 31, 2024, maturities of lease liabilities were as follows:

	Operating Leases	Finance Leases

	(in thousands)

Year ending December 31,
2025	$71,270	$6,249
2026	68,653	2,402
2027	59,477	1,958
2028	52,050	853
2029	39,842	—
2030 and thereafter	155,554	—
Total lease payments	446,846	11,462
Imputed interest	(63,225)	(541)
Total lease liabilities	$383,621	$10,921